(Oppenheimer Equity Fund)
Investment Objective. The Fund seeks capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 14 of the prospectus and in the sections "How to Buy Shares" beginning on page 48 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Oppenheimer Equity Fund)	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - (Oppenheimer Equity Fund)	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none
Other Expenses	0.23%	0.24%	0.24%	0.24%	0.23%
Total Annual Fund Operating Expenses	1.03%	1.79%	1.79%	1.29%	0.78%

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period during which such fee waivers and/or expense reimbursements are in effect. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example - (Oppenheimer Equity Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	675	886	1,114	1,768
Class B	683	868	1,178	1,735
Class C	283	568	978	2,124
Class R	132	412	712	1,566
Class Y	80	250	435	970

If shares are not redeemed
Expense Example, No Redemption - (Oppenheimer Equity Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	675	886	1,114	1,768
Class B	183	568	978	1,735
Class C	183	568	978	2,124
Class R	132	412	712	1,566
Class Y	80	250	435	970

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities (including borrowings for investment purposes). The 80% investment policy is a non-fundamental investment policy and will not be changed without 60 days' advance notice to shareholders. The Fund may also invest in debt securities when the portfolio managers believe it may be advantageous in seeking capital appreciation. The Fund normally invests primarily in medium- and large-capitalization companies that are more established than smaller companies, but may invest in smaller-capitalization companies to the extent that the Fund considers appropriate. The Fund may also invest in companies located outside of the United States.

In selecting investments for the Fund's portfolio, the portfolio managers use an investment process that combines both "value" and "growth" investment styles. A value strategy seeks to identify issuers whose securities are undervalued in the marketplace. The portfolio managers consider a number of factors such as the ratio of the stock's price to the company's earnings, the value of its assets and its management strength. A low price/earnings ratio may indicate that a stock is undervalued. A growth style looks for companies whose stock price may increase at a greater rate than the overall market. These issuers may be entering a growth phase, marked by increases in earnings, sales, cash flows, or other factors that suggest that the stock price may increase more rapidly.

With respect to the growth strategy, the portfolio managers construct the portfolio using both a "bottom up" analysis of individual issuers, which includes fundamental analysis of a company's financial statements and management structure and consideration of the company's operations, product development and industry position and a "top down" analysis where overall market, sector and individual trends are considered. The portfolio manager for the value strategy uses a "bottom up" analysis in construction of that portion of the portfolio. The portfolio managers focus on factors that may vary over time and in particular cases. Currently they look for:

  Individual stocks that are attractive based on fundamental stock analysis and company characteristics;

  Growth stocks of companies that have projected earnings in excess of the average for their sector and industry;

  Value stocks with compelling long-term business prospects.

The portfolio managers monitor individual issuers for changes in business fundamentals and valuation, which may trigger a decision to sell a security, but does not require such a decision.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Risks of Investing in Stocks. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time. For example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. A variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.

Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund's policy of not concentrating its investments in any one industry.

Risks of Mid-Cap Companies. Mid-cap companies generally involve greater risk of loss than larger companies. The prices of securities issued by mid-sized companies may be more volatile and their securities may be less liquid and more difficult to sell than those of larger companies. They may have less established markets, fewer customers and product lines, less management depth and more limited access to financial resources. Mid-cap companies may not pay dividends for some time, if at all.

Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a fund's securities are undervalued, the prices of those securities might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause a fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of "value" companies may underperform the securities of "growth" companies.

Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund's net assets may change on days when you will not be able to purchase or redeem the Fund's shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.

Who Is the Fund Designed For? The Fund is designed for investors seeking capital appreciation. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a moderately aggressive fund that invests primarily in common stocks. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/EquityFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 19.35% (2nd Qtr 09) and the lowest return for a calendar quarter was -27.29% (4th Qtr 08). For the period from January 1, 2015 to December 31, 2015 the cumulative return before sales charges and taxes was -0.29%.

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns for the periods ended December 31, 2015
Average Annual Total Returns - (Oppenheimer Equity Fund)	Inception Date	1 Year	5 Years	10 Years
Class A	Oct. 02, 1947	(6.02%)	8.72%	4.95%
Class A | Return After Taxes on Distributions		(8.08%)	8.11%	4.19%
Class A | Return After Taxes on Distributions and Sale of Fund Shares		(1.71%)	6.89%	3.91%
Class B	May 03, 1993	(5.55%)	8.76%	4.99%
Class C	Aug. 29, 1995	(1.96%)	9.08%	4.65%
Class R	Mar. 01, 2001	(0.53%)	9.64%	5.16%
Class Y	Jun. 01, 1994	(0.09%)	10.22%	5.74%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	7.31%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)		0.92%	12.44%	7.40%

[1]	Expenses have been restated to reflect current fees.